Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Summary Of Computation Of Basic And Diluted Earnings Per Common Share

Year ended December 31 (In thousands, except per share data)	2011	2010	2009
Numerator:
Net income available to common shareholders	$76,284	$52,294	$68,430
Denominator:
Basic earnings per common share:
Weighted-average shares	15,400,155	15,152,692	14,206,335
Effect of dilutive securities – stock options and warrants	1,291	3,043	-
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,401,446	15,155,735	14,206,335
Earnings per common share:
Basic earnings per common share	$4.95	$3.45	$4.82
Diluted earnings per common share	$4.95	$3.45	$4.82